Stock Options	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Stock Options

13 - STOCK OPTIONS

During the year ended March 31, 2012, March 31, 2011 and March 31, 2010, the Company issued options to employees and non-employees, and as a result, additional paid in capital has been increased by $27,296, $71,513 and $81,177 respectively.

The increase in additional paid in capital is the value associated with the vesting of options, which is recorded as compensation expense in the statement of operations.

Under ZIM’s Employee Stock Option Plan, the Company may grant options to its officers, directors and employees for up to 27,200,000 common shares. As at March 31, 2012, 20,027,985 (March 31, 2011, 20,205,382 and March 31, 2010, 19,891,445) options were outstanding under the Employee Stock Option Plan. In addition, 6,010,000 (March 31, 2011, 6,010,000 and March 31, 2010, 6,010,000) options were issued outside of ZIM’s Employee Stock Option Plan and are outstanding. Stock options are granted with an exercise price equal to the common share’s fair market value at the date of grant. Options are granted periodically and both the maximum term of an option and the vesting period are set at the Board's discretion. All options granted in fiscal year 2012 vested on the day of the grant and have a three year term. The expected life of the grants due to forfeitures and exercise of options is estimated based on recent history and is 3.0 years.

The company recognized the following expense relating to stock options and grants:

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$	$
Options compensation expense for employees	3,339	26,428	72,302
Options compensation expense for consultants	23,957	45,085	8,875
Stock grant compensation expense for executive officers	-	100,000	31,007
Total expense	27,296	171,513	112,184

All options granted vested on the day of the grant resulting in the Company not having any non-vested awards as of March 31, 2012, March 31, 2011 or March 31, 2010.

A summary of the status of the stock options is as follows:

	March 31, 2012		March 31, 2011		March 31, 2010
	Number of options outstanding	Weighted average exercise price	Number of options outstanding	Weighted average exercise price	Number of options outstanding	Weighted average exercise price
		$		$		$
Options outstanding, beginning of year	26,215,382	0.009	25,901,445	0.015	27,393,073	0.034
Granted	5,373,595	0.009	10,311,528	0.012	10,891,822	0.009
Exercised	-		-	-	-	-
Expired	(5,550,992)	0.006	(9,997,591)	0.027	(12,383,450)	0.052
Options outstanding, end of year	26,037,985	0.010	26,215,382	0.009	25,901,445	0.015

The following table represents a summary of the options outstanding as at March 31, 2012:

	Options outstanding and exercisable
Range of exercise prices	Number outstanding at March 31, 2012	Weighted average remaining contractual life	Weighted average exercise price
$		Years	$
0.002-0.004	2,910,843	0.25	0.0024
0.004-0.008	-	-	-
0.008-0.012	20,083,793	1.48	0.0100
0.012-0.016	-	-	-
0.016-0.020	3,043,349	1.17	0.0181
	26,037,985	1.30	0.0101

The weighted average grant-date fair value of options granted in fiscal 2012, 2011, and 2010 were $0.0050, $0.0120, and $0.0088 respectively.

As at March 31, 2012 there were 3,320,844 options in the money with a total intrinsic value of $20,560.

EMPLOYEE AND NON-EMPLOYEE OPTIONS

During the year ended March 31, 2012, 725,000 options were granted to employees. In the year ended March 31, 2011, 2,339,183 options were granted to employees. In fiscal 2010, 9,259,319 options were granted to employees.

During the year ended March 31, 2012, 4,648,595 options were granted to non-employees. In the year ended March 31, 2011, 7,972,345 options were granted to non-employees. In fiscal 2010, 1,632,503 options were granted to non-employees.

No options have been granted with exercise prices below the market price on the respective grant dates during the year ended March 31, 2012, March 31, 2011 or March 31, 2010.